Statements of changes in equity - USD ($) $ in Thousands	Unitholders' Capital	Retained Earnings	Underwriting Commissions and Issue Expenses	Unit Premiums and Reserves	Total
Balance as (in number of units) at Dec. 31, 2018	150,436,856
Balance as at Dec. 31, 2018	$ 1,594,446	$ (652,729)	$ (66,839)	$ 67	$ 874,945
Proceeds from issuance of Units (note 7) (in number of units)	12,967,706
Proceeds from issuance of Units (note 7)	$ 83,718				83,718
Cost of redemption of Units (note 7) (in number of units)	(1,191,251)
Cost of redemption of Units (note 7)	$ (11,913)				(6,857)
Cost of redemption of Units (note 7)		5,056
Net income and comprehensive income for the year		126,098			126,098
Underwriting commissions and issue expenses			(651)		(651)
Balance as (in number of units) at Dec. 31, 2019	162,213,311
Balance as at Dec. 31, 2019	$ 1,666,251	(521,575)	(67,490)	67	1,077,253
Proceeds from issuance of Units (note 7) (in number of units)	88,948,590
Proceeds from issuance of Units (note 7)	$ 614,851				614,851
Cost of redemption of Units (note 7) (in number of units)	(27,179)
Cost of redemption of Units (note 7)	$ (272)				(176)
Cost of redemption of Units (note 7)		96
Net income and comprehensive income for the year		722,828			722,828
Underwriting commissions and issue expenses			(6,941)		(6,941)
Balance as (in number of units) at Dec. 31, 2020	251,134,722
Balance as at Dec. 31, 2020	$ 2,280,830	$ 201,349	$ (74,431)	$ 67	$ 2,407,815